Investments (Realized Investment Gains Losses, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Gain (Loss) on Investments [Line Items]
Realized investment gains (losses), net	$ (1,430,425)	$ 451,417	$ (1,147,099)
Fixed maturities
Schedule of Gain (Loss) on Investments [Line Items]
Realized investment gains (losses), net	(82,414)	(167,394)	(31,193)
Commercial mortgage and other loans
Schedule of Gain (Loss) on Investments [Line Items]
Realized investment gains (losses), net	(21,697)	(11,113)	(17,854)
LPs/LLCs
Schedule of Gain (Loss) on Investments [Line Items]
Realized investment gains (losses), net	(6)	576	(272)
Derivatives
Schedule of Gain (Loss) on Investments [Line Items]
Realized investment gains (losses), net	(1,129,307)	713,403	(1,136,331)
Short-term investments and cash equivalents
Schedule of Gain (Loss) on Investments [Line Items]
Realized investment gains (losses), net	142	974	2,033
Ceded income on modified coinsurance investments
Schedule of Gain (Loss) on Investments [Line Items]
Realized investment gains (losses), net	(191,080)	(85,069)	37,120
Other
Schedule of Gain (Loss) on Investments [Line Items]
Realized investment gains (losses), net	$ (6,063)	$ 40	$ (602)